Reporting entity	12 Months Ended
Dec. 31, 2019
General Information About Financial Statements [Abstract]
Reporting entity
Reporting entity

Reynolds Group Holdings Limited (the "Company") is a company domiciled in New Zealand and registered under the Companies Act 1993.

The consolidated financial statements of Reynolds Group Holdings Limited as of and for the year ended December 31, 2019 comprise the Company and its subsidiaries and their interests in associates and jointly controlled entities. Collectively, these entities are referred to as the "Group."

The Group is principally engaged in the manufacture and supply of consumer products, food packaging and foodservice products and beverage containers, primarily in North America.

The address of the registered office of the Company is c/o: Rank Group Limited, Level 9, 148 Quay Street, Auckland 1010, New Zealand.